Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Trade Notes and Accounts Receivable, Net
Trade Notes and Accounts Receivable, Net

7.Trade Notes and Accounts Receivable, Net

Trade notes and accounts receivable as of December 31, 2018 and 2017, consisted of:

	2018		2017
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (o))	Ps.	12,676,363	Ps.	17,309,800
Trade accounts receivable		11,451,803		11,074,352
Loss allowance		(4,379,316)		(3,657,079)
	Ps.	19,748,850	Ps.	24,727,073

As of December 31, 2018 and 2017, the aging analysis of the trade notes and accounts receivable that were past due is as follows:

	2018		2017
1 to 90 days	Ps.	4,104,913	Ps.	3,830,620
91 to 180 days		1,291,493		1,019,717
More than 180 days		4,638,228		4,295,611

The carrying amounts of the Group’s trade notes and account receivables denominated in other than peso currencies are as follows:

	2018		2017
U.S. dollar	Ps.	2,829,234	Ps.	2,103,300
Other currencies		107,510		210,621
At December 31	Ps.	2,936,744	Ps.	2,313,921

Movements on the Group for loss allowance of trade notes and account receivables are as follows:

	2018		2017
At January 1	Ps.	(3,657,079)	Ps.	(3,866,492)
Impairment provision		(1,402,555)		(1,121,906)
Initial adoption of IFRS 9 (see Note 27)		(281,594)		—
Write-off of receivables		961,912		1,331,319
At December 31	Ps.	(4,379,316)	Ps.	(3,657,079)

The maximum exposure to credit risk of the trade notes and accounts receivable as of December 31, 2018 and 2017 is the carrying value of each class of receivables mentioned above.